ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated June 26, 2017,
 to the Prospectus and Statement of Additional Information dated May 1, 2017

This supplement updates certain information contained in the prospectus and statement of additional information and should be attached to the prospectus and statement of additional information and retained for future reference.
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Effective as of August 1, 2017, Dennis Stattman, a Portfolio Manager, will no longer be a portfolio manager to the AZL BlackRock Global Allocation Fund, and all references to him are deleted.

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AZL-001-0517